UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-2454

                       OPPENHEIMER MONEY MARKET FUND, INC.
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JULY 31

                   Date of reporting period: OCTOBER 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Money Market Fund, Inc.
STATEMENT OF INVESTMENTS  October 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                       PRINCIPAL
                                                                          AMOUNT               VALUE
----------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--25.4%
----------------------------------------------------------------------------------------------------
DOMESTIC CERTIFICATES OF DEPOSIT--5.4%
Bank of the West, 4.01%, 12/29/05                                    $ 6,000,000      $    6,000,000
----------------------------------------------------------------------------------------------------
Citibank NA:
3.74%, 11/15/05                                                       15,000,000          15,000,000
3.845%, 12/16/05                                                      29,500,000          29,500,000
4.135%, 1/20/06                                                       15,000,000          15,000,000
4.15%, 1/24/06                                                        10,000,000          10,000,000
----------------------------------------------------------------------------------------------------
Washington Mutual Bank FA:
3.70%, 11/1/05                                                        15,000,000          15,000,000
3.70%, 11/3/05                                                        15,000,000          15,000,000
3.71%, 11/2/05                                                        15,000,000          15,000,000
                                                                                      --------------
                                                                                         120,500,000
----------------------------------------------------------------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT--20.0%
Barclays Bank plc, New York:
3.71%, 11/9/05                                                         5,500,000           5,500,000
3.745%, 11/16/05                                                       8,000,000           8,000,000
3.81%, 12/13/05                                                       22,000,000          22,000,000
3.825%, 12/14/05                                                      27,000,000          27,000,000
----------------------------------------------------------------------------------------------------
BNP Paribas, New York, 3.77%, 11/23/05                                29,000,000          28,999,818
----------------------------------------------------------------------------------------------------
Calyon, New York:
3.99%, 12/29/05                                                       15,000,000          15,000,000
4.005%, 12/19/05                                                      10,000,000          10,000,000
----------------------------------------------------------------------------------------------------
Deutsche Bank, New York, 3.95%, 12/21/05                              30,000,000          30,000,000
----------------------------------------------------------------------------------------------------
HBOS Treasury Services, New York:
4.01%, 1/3/06                                                         25,000,000          25,000,000
4.02%, 1/3/06                                                         23,000,000          23,000,000
----------------------------------------------------------------------------------------------------
Lloyds TSB Bank plc, New York, 3.775%, 11/21/05                       20,000,000          20,000,000
----------------------------------------------------------------------------------------------------
Royal Bank of Canada New York Branch, 4.015%, 12/23/05                25,000,000          25,000,000
----------------------------------------------------------------------------------------------------
Royal Bank of Scotland, New York, 3.655%, 11/4/05                      5,000,000           5,000,000
----------------------------------------------------------------------------------------------------
Skandinaviska Enskilda Banken, New York:
3.77%, 11/3/05                                                        10,000,000          10,000,000
3.81%, 10/3/06 1                                                      29,000,000          28,994,688
----------------------------------------------------------------------------------------------------
Societe Generale, New York:
3.745%, 11/16/05                                                      19,000,000          19,000,000
3.90%, 12/12/05                                                       20,000,000          20,000,000
----------------------------------------------------------------------------------------------------
Svenska Handelsbanken NY:
3.70%, 11/30/05                                                        7,500,000           7,498,867
3.965%, 12/21/05                                                      24,300,000          24,300,000
4.03%, 1/6/06                                                         18,000,000          18,000,000
----------------------------------------------------------------------------------------------------
Toronto Dominion Bank, New York, 3.47%, 11/30/05                      15,000,000          14,994,777
----------------------------------------------------------------------------------------------------
UBS AG Stamford CT:
3.775%, 11/1/05                                                       20,000,000          20,000,000
3.79%, 11/7/05                                                        10,000,000          10,000,000
3.80%, 11/10/05                                                       20,000,000          20,000,000
3.895%, 12/9/05                                                       11,000,000          11,000,000
                                                                                      --------------
                                                                                         448,288,150

                                                                                      --------------
Total Certificates of Deposit (Cost $568,788,150)                                        568,788,150
----------------------------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS--15.3%
----------------------------------------------------------------------------------------------------
Danske Corp., 3.975%, 12/19/05                                        25,000,000          24,867,500
----------------------------------------------------------------------------------------------------


1           |          OPPENHEIMER MONEY MARKET FUND, INC.

Oppenheimer Money Market Fund, Inc.
STATEMENT OF INVESTMENTS  October 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                       PRINCIPAL
                                                                          AMOUNT               VALUE
----------------------------------------------------------------------------------------------------
Danske Corp., Series A, 3.86%, 12/12/05                              $ 6,614,000      $    6,584,924
----------------------------------------------------------------------------------------------------
Dexia Delaware LLC, 3.895%, 12/21/05 2                                 5,000,000           4,972,951
----------------------------------------------------------------------------------------------------
DnB NOR Bank ASA, 3.78%, 11/14/05                                      4,200,000           4,194,373
----------------------------------------------------------------------------------------------------
Governor & Co. of the Bank of Ireland:
3.86%, 12/13/05 2                                                      5,200,000           5,176,583
4%, 1/5/06 2                                                          15,200,000          15,090,222
4.075%, 1/19/06 2                                                     15,000,000          14,865,865
----------------------------------------------------------------------------------------------------
HBOS Treasury Services, 4.16%, 1/26/06                                 4,600,000           4,554,286
----------------------------------------------------------------------------------------------------
National City Bank, 3.66%, 11/4/05                                     7,700,000           7,700,003
----------------------------------------------------------------------------------------------------
Nationwide Building Society:
4.105%, 1/25/06 2                                                     15,000,000          14,854,615
4.16%, 1/26/06 2                                                      30,000,000          29,703,778
----------------------------------------------------------------------------------------------------
Nordea North America, Inc.:
4.09%, 1/19/06                                                        20,000,000          19,820,494
4.14%, 1/20/06                                                        10,000,000           9,908,000
----------------------------------------------------------------------------------------------------
Rabobank USA Financial Corp., 4.16%, 1/20/06                           9,100,000           9,015,876
----------------------------------------------------------------------------------------------------
Skandinaviska Enskilda Banken AB, 3.69%, 11/2/05 2                    16,345,000          16,343,335
----------------------------------------------------------------------------------------------------
St. George Bank Ltd.:
3.82%, 12/7/05 2                                                      10,000,000           9,961,800
4.01%, 12/20/05 2                                                     27,000,000          26,852,633
----------------------------------------------------------------------------------------------------
Standard Federal Bank:
3.73%, 11/10/05                                                       25,000,000          25,000,000
3.74%, 11/14/05                                                       25,000,000          25,000,000
----------------------------------------------------------------------------------------------------
Swedbank AB, 4.16%, 1/19/06                                            8,300,000           8,224,230
----------------------------------------------------------------------------------------------------
UBS Finance (Delaware) LLC:
3.85%, 12/7/05                                                        10,200,000          10,160,730
3.95%, 12/22/05                                                        3,000,000           2,983,213
----------------------------------------------------------------------------------------------------
Westpac Trust Securities NZ Ltd.:
3.94%, 12/28/05                                                        6,800,000           6,757,579
4.15%, 1/31/06                                                        40,000,000          39,580,389
                                                                                      --------------
Total Direct Bank Obligations (Cost $342,173,379)                                        342,173,379
----------------------------------------------------------------------------------------------------
LETTERS OF CREDIT--1.2%
----------------------------------------------------------------------------------------------------
Chase Manhattan Bank, guaranteeing commercial paper of NATC
California LLC, 4.12%, 1/13/06 (Cost $27,666,911)                     27,900,000          27,666,911
----------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--57.8%
----------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--20.5%
Barton Capital Corp.:
4.035%, 1/9/06 2                                                      20,000,000          19,845,325
4.07%, 1/11/06 2                                                      10,700,000          10,614,112
----------------------------------------------------------------------------------------------------
Cable Beach LP, 4.116%, 1/13/06 2                                     17,000,000          16,858,112
----------------------------------------------------------------------------------------------------
Chesman Finance LLC:
4.02%, 11/18/05 2                                                     28,000,000          27,947,111
4.08%, 12/8/05 2                                                      16,405,000          16,336,208
----------------------------------------------------------------------------------------------------
Eiffel Funding LLC, 3.93%, 12/22/05 2                                  7,100,000           7,060,471
----------------------------------------------------------------------------------------------------
Fairway Finance Corp., 3.97%, 12/27/05 2                              18,215,000          18,102,512
----------------------------------------------------------------------------------------------------
FCAR Owner Trust I:
3.73%, 11/15/05                                                       12,500,000          12,481,868
3.83%, 12/16/05                                                       20,000,000          19,904,250


2           |          OPPENHEIMER MONEY MARKET FUND, INC.

Oppenheimer Money Market Fund, Inc.
STATEMENT OF INVESTMENTS  October 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                       PRINCIPAL
                                                                          AMOUNT               VALUE
----------------------------------------------------------------------------------------------------
4%, 12/20/05                                                         $25,500,000      $   25,361,167
----------------------------------------------------------------------------------------------------
Gemini Securitization Corp., 4.09%, 1/18/06 2                          8,500,000           8,424,676
----------------------------------------------------------------------------------------------------
Gotham Funding Corp.:
3.64%, 11/2/05 2                                                      20,000,000          19,997,978
3.89%, 11/9/05 2                                                      20,000,000          19,982,711
----------------------------------------------------------------------------------------------------
GOVCO, Inc.:
3.78%, 11/28/05 2                                                     17,000,000          16,951,805
4.035%, 1/9/06 2                                                      20,000,000          19,845,325
4.085%, 1/18/06 2                                                      8,000,000           7,929,280
4.17%, 1/30/06 2                                                      15,000,000          14,843,625
----------------------------------------------------------------------------------------------------
Lexington Parker Capital Co. LLC:
3.74%, 11/7/05 2                                                      25,710,000          25,694,028
3.755%, 11/21/05 2                                                    10,000,000           9,979,139
4.03%, 1/6/06 2                                                       20,000,000          19,852,233
----------------------------------------------------------------------------------------------------
Neptune Funding Corp.:
3.72%, 11/7/05 2                                                      10,000,000           9,993,800
3.94%, 12/5/05 2                                                      10,686,000          10,646,236
4.08%, 1/5/06 2                                                       13,000,000          12,904,233
4.09%, 1/12/06 2                                                      15,000,000          14,877,300
----------------------------------------------------------------------------------------------------
Perry Global Funding LLC, Series A, 3.72%, 11/14/05 2                 10,000,000           9,986,567
----------------------------------------------------------------------------------------------------
Victory Receivables Corp.:
3.64%, 11/1/05 2                                                      25,000,000          25,000,000
3.72%, 11/9/05 2                                                      18,500,000          18,484,707
4.05%, 12/2/05 2                                                      20,000,000          19,930,250
                                                                                      --------------
                                                                                         459,835,029
----------------------------------------------------------------------------------------------------
BEVERAGES--0.3%
Beverage South LLC, Series 2004, 4.07%, 11/3/05 1                      6,900,000           6,900,000
----------------------------------------------------------------------------------------------------
CAPITAL MARKETS--10.2%
Banc of America Securities LLC, 3.98%, 11/1/05 1                      50,000,000          50,000,000
----------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc.:
3.69%, 11/7/05                                                        12,000,000          11,992,620
3.98%, 1/4/06                                                          6,600,000           6,553,301
4.05%, 1/11/06                                                        25,000,000          24,800,313
4.075%, 1/17/06                                                       17,000,000          16,851,828
----------------------------------------------------------------------------------------------------
Citigroup Funding, Inc., 3.635%, 11/4/05                               5,000,000           4,998,485
----------------------------------------------------------------------------------------------------
First Clearing LLC, 4.07%, 3/6/06 1                                   24,750,000          24,750,000
----------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.:
3.94%, 4/7/06 1,3                                                     20,000,000          20,000,000
4.131%, 10/30/06 1,3                                                  35,000,000          35,000,000
----------------------------------------------------------------------------------------------------
Lehman Brothers, Inc., 4.125%, 12/15/05 1                             35,000,000          35,000,000
                                                                                      --------------
                                                                                         229,946,547
----------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.6%
HSBC USA, Inc., 3.635%, 11/4/05                                        5,000,000           4,998,485
----------------------------------------------------------------------------------------------------
Marshall & Ilsley Corp., 3.80%, 12/16/05                               7,500,000           7,464,375
                                                                                      --------------
                                                                                          12,462,860


3           |          OPPENHEIMER MONEY MARKET FUND, INC.

Oppenheimer Money Market Fund, Inc.
STATEMENT OF INVESTMENTS  October 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                       PRINCIPAL
                                                                          AMOUNT               VALUE
----------------------------------------------------------------------------------------------------
COMMERCIAL FINANCE--2.4%
Countrywide Financial Corp.:
4.03%, 11/18/05                                                      $16,000,000      $   15,969,551
4.05%, 11/16/05                                                       14,600,000          14,575,363
4.10%, 11/1/05                                                        24,000,000          24,000,000
                                                                                      --------------
                                                                                          54,544,914
----------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.3%
Mississippi Business Finance Corp. Revenue Bonds, Shuqualak
Lumber Project, Series 2003, 4.07%, 11/3/05 1                          2,400,000           2,400,000
----------------------------------------------------------------------------------------------------
Warrior Roofing Manufacturing of Georgia LLC, Series 2004,
4.12%, 11/3/05 1                                                       4,000,000           4,000,000
                                                                                      --------------
                                                                                           6,400,000
----------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--6.8%
General Electric Capital Corp.:
4.01%, 1/5/06                                                         33,000,000          32,761,071
4.16%, 1/30/06                                                        25,000,000          24,740,000
----------------------------------------------------------------------------------------------------
General Electric Capital Services:
4.045%, 1/11/06                                                        5,000,000           4,960,112
4.06%, 1/12/06                                                         6,700,000           6,645,596
----------------------------------------------------------------------------------------------------
HSBC Finance Corp.:
3.69%, 11/8/05                                                        19,000,000          18,986,368
3.865%, 12/12/05                                                      39,000,000          38,828,330
----------------------------------------------------------------------------------------------------
Prudential Funding LLC, 3.685%, 11/3/05                               25,000,000          24,994,882
                                                                                      --------------
                                                                                         151,916,359
----------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.4%
AL Incentives Finance Authority Special Obligation Bonds, Series
1999-C, 4.07%, 11/3/05 1                                               9,215,000           9,215,000
----------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.1%
Mississippi Business Finance Corp. Revenue Bonds, Signal
International LLC Project, Series 2004:
4.07%, 11/1/05 1                                                       1,300,000           1,300,000
4.07%, 11/1/05 1                                                       1,400,000           1,400,000
                                                                                      --------------
                                                                                           2,700,000
----------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.1%
Beaver Cnty., UT, Environmental Facility Revenue Bonds, BEST Bio
Fuels LLC Project, Series 2003B, 4.37%, 11/1/05 1                      3,465,000           3,465,000
----------------------------------------------------------------------------------------------------
INSURANCE--6.8%
ING America Insurance Holdings, Inc.:
3.70%, 11/7/05                                                        32,300,000          32,280,082
4.01%, 1/4/06                                                          8,500,000           8,439,404
4.01%, 1/6/06                                                         21,500,000          21,341,939
----------------------------------------------------------------------------------------------------
Jackson National Life Global Funding, 4.01%, 11/15/05 1,3             17,500,000          17,500,000
----------------------------------------------------------------------------------------------------
Jackson National Life Insurance Co., 3.87%, 8/1/06 1                   2,000,000           2,000,000
----------------------------------------------------------------------------------------------------
Metropolitan Life Global Funding I, Series 2003-5, 4.03%,
11/15/05 1,3                                                          18,000,000          18,000,000
----------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 3.89%, 11/15/05 1                22,000,000          22,000,000
----------------------------------------------------------------------------------------------------
Security Life of Denver Insurance Co., 4.151%, 1/23/06 1              20,000,000          20,000,000
----------------------------------------------------------------------------------------------------


4           |          OPPENHEIMER MONEY MARKET FUND, INC.

Oppenheimer Money Market Fund, Inc.
STATEMENT OF INVESTMENTS  October 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                       PRINCIPAL
                                                                          AMOUNT               VALUE
----------------------------------------------------------------------------------------------------
United of Omaha Life Insurance Co., 3.96%, 12/29/05 1,3              $10,000,000      $   10,000,000
                                                                                      --------------
                                                                                         151,561,425
----------------------------------------------------------------------------------------------------
LEASING & FACTORING--1.3%
Toyota Motor Credit Corp., 3.90%, 12/19/05                            30,000,000          29,844,000
----------------------------------------------------------------------------------------------------
METALS & MINING--0.4%
AL Industrial Development Authority Revenue Bonds, Simcala, Inc.
Project, Series 1995, 4.07%, 11/3/05 1                                 5,825,000           5,825,000
----------------------------------------------------------------------------------------------------
Wheland Foundry LLC, Series 2003, 4.12%, 11/3/05 1                     2,970,000           2,970,000
                                                                                      --------------
                                                                                           8,795,000
----------------------------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--7.6%
Blue Spice LLC:
4.05%, 1/11/06 2                                                       7,000,000           6,944,088
4.15%, 11/3/05 2                                                       3,200,000           3,168,644
----------------------------------------------------------------------------------------------------
K2 (USA) LLC:
3.785%, 12/1/05 2                                                      9,000,000           8,971,613
3.95%, 1/20/06 1,4                                                    10,000,000           9,999,342
----------------------------------------------------------------------------------------------------
LINKS Finance LLC, 3.94%, 12/22/05 2                                  20,000,000          19,888,367
----------------------------------------------------------------------------------------------------
Parkland (USA) LLC, 3.96%, 1/18/06 1,4                                 5,000,000           4,999,893
----------------------------------------------------------------------------------------------------
RACERS Trust, Series 2004-6-MM, 4.031%, 11/22/05 1                    15,000,000          15,000,000
----------------------------------------------------------------------------------------------------
Sigma Finance, Inc.:
3.70%, 11/1/05 2                                                       8,000,000           8,000,000
3.70%, 11/10/05 2                                                     13,000,000          12,987,975
3.79%, 12/1/05 2                                                      10,000,000           9,968,417
3.92%, 12/15/05 1,4                                                   22,100,000          22,099,230
3.92%, 12/16/05 1,4                                                   10,000,000           9,999,629
----------------------------------------------------------------------------------------------------
Union Hamilton Special Purpose Funding LLC, 4%, 12/28/05 1            13,000,000          13,000,000
----------------------------------------------------------------------------------------------------
Wind Master Trust Nts.:
Series 2005-I-1, 4.051%, 6/26/06 1,3                                  15,000,000          15,000,000
Series 2005-J-2, 4.038%, 8/25/06 1,3                                  10,000,000          10,000,000
                                                                                      --------------
                                                                                         170,027,198
                                                                                      --------------
Total Short-Term Notes (Cost $1,297,613,332)                                           1,297,613,332
----------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $2,236,241,772)                           99.7%      2,236,241,772
----------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                              0.3           7,531,765

                                                                     -------------------------------
NET ASSETS                                                                 100.0%     $2,243,773,537
                                                                     ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES, DIRECT BANK OBLIGATIONS AND LETTERS OF CREDIT ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Represents the current interest rate for a variable or increasing rate security.

2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $609,838,630, or 27.18% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Directors.

3. Illiquid security. The aggregate value of illiquid securities as of October 31, 2005 was $125,500,000, which represents 5.59% of the Fund's net assets. See accompanying Notes to Quarterly Statement of Investments.


5           |          OPPENHEIMER MONEY MARKET FUND, INC.

Oppenheimer Money Market Fund, Inc.
STATEMENT OF INVESTMENTS  October 31, 2005/Unaudited
--------------------------------------------------------------------------------

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $47,098,094 or 2.10% of the Fund's net assets as of October 31, 2005.

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

ILLIQUID SECURITIES

As of October 31, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


6           |          OPPENHEIMER MONEY MARKET FUND, INC.


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of October 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Money Market Fund, Inc.

By:   /s/ John V. Murphy
      __________________
      John V. Murphy
      Principal Executive Officer
Date: December 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      __________________
      John V. Murphy
      Principal Executive Officer
Date: December 20, 2005

By:   /s/ Brian W. Wixted
      ___________________
      Brian W. Wixted
      Principal Financial Officer
Date: December 20, 2005